Related Party Transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions

31. RELATED PARTY TRANSACTIONS
A) Key Management Compensation
Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2024	2023
Salaries, Director Fees and Other Short-Term Benefits	47	40
Pension and Post-Employment Benefits	4	3
Stock-Based Compensation	48	40
Termination Benefits	11	—
	110	83
B) Other Related Party Transactions
The Company charges HMLP for construction and management services and incurs costs for the use of HMLP’s pipeline systems, as well as transportation and storage services. Access fees and transportation and storage services are based on contractually agreed rates with HMLP.
The following table summarizes revenues and associated expenses related to HMLP:

For the years ended December 31,	2024	2023
Revenues from Construction and Management Services	155	160
Transportation Expenses	278	295